Concentration of Risk and Segment Information - Schedule of Revenue by Geographic Segment (Details) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Revenue	$ 760,292	$ 624,285	$ 985,737	$ 526,016	$ 234,238
Americas [Member]
Revenue, Major Customer [Line Items]
Revenue	482,769	328,006	557,285	314,135	168,450
Europe, Middle East and Africa [Member]
Revenue, Major Customer [Line Items]
Revenue	193,844	218,884	311,674	157,587	51,328
Asia and Pacific area countries [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 83,679	$ 77,395	$ 116,778	$ 54,294	$ 14,460